CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Current assets
Cash	$ 9,067,095	$ 209,235	$ 65
Biological assets	1,870,540
Inventory	6,859,034	0	0
Prepaid expenses and deposits	608,002	9,762
Receivables	79,953	12,138	4,358
Total current assets	18,484,624	231,135	4,423
Property and equipment	2,082,010
Right-of-use assets	7,744,611	0	0
Intangible assets	13,368,580
Goodwill	29,230,651	0
Notes receivable and deposits	6,476,515	0	0
Restricted cash	46,035	48,417	45,278
TOTAL ASSETS	77,433,026	279,552	49,701
Current liabilities
Accounts payable and accrued liabilities	4,981,116	152,168	351,356
Promissory note payable - current portion	21,000,000
Consideration payable	1,375,268
Derivative liability	23,097
Lease liabilities - current portion	4,421,265
Total current liabilities	31,800,746	152,168	351,356
Lease liabilities	3,486,700
Convertible promissory note	1,845,830	0
Convertible debentures	10,159,653	0
Promissory note payable	9,000,000
Reclamation obligation	53,484	57,189	53,955
TOTAL LIABILITES	56,346,413	209,357	405,311
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	52,923,983	13,554,610	12,820,278
Commitment to issue shares	1,044,881
Reserves	5,435,551	861,314	602,418
Accumulated other comprehensive income (loss)	(363,051)	7,852	(24,196)
Deficit	(37,954,751)	(14,353,581)	(13,754,110)
TOTAL SHAREHOLDERS' EQUITY (DEFICIENCY)	21,086,613	70,195	(355,610)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 77,433,026	$ 279,552	$ 49,701